Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Line Items]
Concentration of Customer Risk

	Revenue		Accounts Receivable
	Three Months Ended March 31,		March 31,	December 31,
	2021	2020	2021	2020
Number of customers accounted for 10% or more*	3	3	3	2
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Given the large order value for customers and the relatively low number of customers, revenue and accounts receivable have typically been concentrated with a limited number of customers.

	Revenue			Accounts Receivable
	Year Ended December 31,			December 31,
	2020	2019	2018	2020	2019
Number of customers accounted for 10% or more*	1	—	3	2	4
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*One customer accounted for 21% of total revenue for year ended December 31, 2020 and 33% of the accounts receivable, net as of December 31, 2020. No other individual customer accounted for more than 20% of total revenue for years ended December 31, 2020, 2019 and 2018, or accounts receivable, net as of December 31, 2020 and 2019.

Deferred Revenue
The changes in deferred revenue consisted of the following (in thousands):

Deferred revenue as of December 31, 2020	$28,220
Deferred revenue added during the three months ended March 31, 2021	5,849
Revenue recognized from beginning balance during the three months ended March 31, 2021	(7,319)
Deferred revenue as of March 31, 2021	$26,750

Accrued Warranty Activity	Accrued warranty activity consisted of the following (in thousands):

Three Months Ended March 31, 2021
Warranty reserve - beginning of period	$18,582
Warranty costs incurred	(1,580)
Net changes in liability for pre-existing warranties, including expirations	(136)
Provision for warranty	3,810
Warranty reserve - end of period	$20,676
Accrued warranty activity consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018
Warranty reserve – beginning of period	$14,926	$10,602	$2,581
Warranty costs incurred	(4,214)	(6,031)	(2,653)
Net changes in liability for pre-existing warranties, including expirations	(3,392)	(840)	—
Provision for warranty	11,262	11,195	10,674
Warranty reserve – end of period	$18,582	$14,926	$10,602

Schedule of basic and diluted loss per common share	The computation of the Company’s basic and diluted net loss per share of common stock under the two-class method attributable to common stockholders was as follows (in thousands, except for per share data):

	Three Months Ended March 31,
	2021	2020
Numerator:
Net loss	$(52,162)	$(24,825)
Denominator:
Weighted-average shares used in computing net loss per share of common stock, basic and diluted	6,746	4,419
Net loss per share of common stock, basic and diluted	(7.73)	(5.62)

The computation of basic and diluted net loss per share of common stock under the two-class method attributable to common stockholders was as follows (in thousands, except for per share data):

	Year Ended December 31,
	2020	2019	2018
Numerator:
Net loss	$(127,007)	$(101,552)	$(91,622)
Denominator:
Weighted-average shares used in computing net loss per share of common stock, basic and diluted	4,913	4,052	2,831
Net loss per share of common stock, basic and diluted	$(25.85)	$(25.06)	$(32.36)

Property, Plant and Equipment, Net	Property, plant, and equipment, net, consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Computer hardware	$4,727	$4,708
Computer software	8,900	8,849
Internally used vehicles and charging systems	19,230	19,136
Leased vehicles and batteries	7,160	7,081
Leasehold improvements	10,241	10,234
Machinery and equipment	25,527	26,026
Office furniture and equipment	1,854	1,854
Tooling	22,029	21,727
Finance lease right-of-use assets	179	179
Construction in progress	2,960	1,830
	102,807	101,624
Less: Accumulated depreciation and amortization	(51,796)	(48,037)
Total	$51,011	$53,587
Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Property, Plant, and Equipment	Estimated Useful Life
Computer hardware	3 years
Computer software	3 to 5 years
Internally used vehicles and charging systems	over the shorter of their estimated useful lives or 5 years
Machinery and equipment	5 to 12 years
Office furniture and equipment	5 years
Tooling	5 years
Leasehold improvements	over the shorter of their estimated useful lives or the terms of the related leases
Leased batteries	over the shorter of the terms of the related leases or 12 years
Leased vehicles and charging systems	over the shorter of the terms of the related leases or 5 years
Property, plant, and equipment, net, consisted of the following (in thousands):

	December 31,
	2020	2019
Computer hardware	$4,708	$3,830
Computer software	8,849	6,558
Internally used vehicles and charging systems	19,136	12,936
Leased vehicles and batteries	7,081	10,715
Leasehold improvements	10,234	8,275
Machinery and equipment	26,026	14,237
Office furniture and equipment	1,854	1,876
Tooling	21,727	17,918
Finance lease right-of-use assets	179	—
Construction in progress	1,830	6,642
	101,624	82,987
Less: Accumulated depreciation and amortization	(48,037)	(35,472)
Total	$53,587	$47,515

ArcLight
Summary of Significant Accounting Policies [Line Items]
Schedule of basic and diluted loss per common share
The basic and diluted loss per common share is calculated as follows:

For The Three Months Ended March 31, 2021
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$22,449
Less: Company’s portion available to be withdrawn to pay taxes	$—
Net income attributable	$22,449
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	21,274,046
Basic and diluted net income per share	$—

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(77,013,454)
Less: Net income allocable to Class A common stock subject to possible redemption	22,449
Non-redeemable net loss	$(77,035,904)
Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	13,413,455
Basic and diluted net loss per share, Non-redeemable common stock	$(5.74)
The basic and diluted loss per common share is calculated as follows.

For The Period From July 28, 2020 (inception) through December 31, 2020
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$37,362
Less: Company’s portion available to be withdrawn to pay taxes	—
Net income attributable	$37,362
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	25,913,041
Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(33,707,942)
Less: Net income allocable to Class A common stock subject to possible redemption	37,362
Non-redeemable net loss	$(33,745,304)
Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	8,643,813
Basic and diluted net loss per share, Non-redeemable common stock	$(3.90)